Quarterly Report
July 31, 2021
MFS®  Multimarket
Income Trust
MMT-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 123.0%
Aerospace & Defense – 1.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$518,000	$527,795
Bombardier, Inc., 7.125%, 6/15/2026 (n)		277,000	288,074
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	831,162
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		324,000	354,534
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	317,169
Lockheed Martin Corp., 2.8%, 6/15/2050		679,000	700,659
Moog, Inc., 4.25%, 12/15/2027 (n)		1,040,000	1,072,500
TransDigm, Inc., 6.25%, 3/15/2026 (n)		675,000	707,906
TransDigm, Inc., 6.375%, 6/15/2026		570,000	589,238
TransDigm, Inc., 5.5%, 11/15/2027		665,000	686,613
TransDigm, Inc., 4.625%, 1/15/2029 (n)		493,000	491,768
			$6,567,418
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$720,000	$753,300
National Express Group PLC, 4.25%, 11/26/2069	GBP	375,000	541,423
			$1,294,723
Asset-Backed & Securitized – 4.0%
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		$490,000	$515,291
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	100,188
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.043% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	472,380
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		475,000	471,555
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.628%, 4/15/2053 (i)		996,116	105,033
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		691,165	749,183
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)		1,000,000	101,053
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.643%, 2/15/2054 (i)		6,641,880	832,069
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.278%, 2/15/2054 (i)		4,063,058	385,639
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)		2,047,485	176,247
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)		7,106,926	490,446
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)		7,167,856	712,662
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		403,563	412,417
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		95,808	97,273
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,176	149,480
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	454,141
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		95,149	97,445
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.784%, 4/15/2054 (i)		3,629,487	217,674
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,372,294	34
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.834% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,477,567
Lehman Brothers Commercial Conduit Mortgage Trust, 0.921%, 2/18/2030 (i)		33,847	1
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.843% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		938,000	938,294
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.093% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		464,500	464,644
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		66,393	66,435
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.009% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		571,500	582,581
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		401,500	401,751
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.659% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		745,000	745,932
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)		1,828,013	179,099
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)		2,796,321	248,907
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	1,001,246
PFP III Ltd., 2021-7, “B”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		163,992	163,705
PFP III Ltd., 2021-7, “C”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	199,730
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		265,433	269,703
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.941% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		340,000	340,319
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.556%, 4/15/2054 (i)		2,337,156	273,877
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.685%, 8/15/2054 (i)		2,000,000	238,698
			$15,132,699

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 2.4%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$875,000	$894,688
Daimler AG, 0.75%, 9/10/2030	EUR	180,000	224,636
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$377,000	381,650
Dana, Inc., 5.375%, 11/15/2027		513,000	542,498
Dana, Inc., 5.625%, 6/15/2028		176,000	189,374
Dana, Inc., 4.25%, 9/01/2030		325,000	337,707
Ferrari N.V., 1.5%, 5/27/2025	EUR	416,000	515,415
Hyundai Capital America, 2%, 6/15/2028 (n)		$834,000	834,678
Hyundai Capital America, 6.375%, 4/08/2030 (n)		626,000	820,426
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		745,000	781,319
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		835,000	901,800
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		320,000	336,000
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		490,000	506,611
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070	EUR	400,000	515,141
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		575,000	756,435
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$445,000	451,675
			$8,990,053
Broadcasting – 2.6%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$680,000	$703,800
Discovery, Inc., 4.125%, 5/15/2029		219,000	248,925
iHeartCommunications, Inc., 8.375%, 5/01/2027		635,000	675,475
Netflix, Inc., 5.875%, 2/15/2025		1,070,000	1,232,019
Netflix, Inc., 5.875%, 11/15/2028		175,000	217,438
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		220,000	226,873
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		855,000	903,906
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	183,349
Prosus N.V., 3.68%, 1/21/2030 (n)		$251,000	264,365
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	320,981
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		770,000	796,950
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		565,000	573,475
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	266,811
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,125,000	1,127,745
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,512,000	1,553,580
WPP Finance, 3.75%, 9/19/2024		352,000	383,619
			$9,679,311
Brokerage & Asset Managers – 1.1%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$445,000	$468,362
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		894,000	925,290
Intercontinental Exchange, Inc., 3%, 9/15/2060		342,000	340,258
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	240,000	287,636
Low Income Investment Fund, 3.386%, 7/01/2026		$185,000	197,746
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	532,128
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		970,000	1,000,312
LPL Holdings, Inc., 4%, 3/15/2029 (n)		431,000	437,465
			$4,189,197
Building – 3.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,215,000	$1,245,375
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		238,000	269,357
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		437,000	450,997
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	563,585
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		765,000	772,650
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	430,000	520,181
Interface, Inc., 5.5%, 12/01/2028 (n)		$760,000	792,300
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		796,000	815,582

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		$406,000	$452,690
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		480,000	470,400
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		715,000	777,562
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		565,000	594,662
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		700,000	747,250
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		530,000	541,740
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		735,000	757,050
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	159,992
Vantage Towers AG, 0.75%, 3/31/2030	EUR	200,000	242,588
Vulcan Materials Co., 3.5%, 6/01/2030		$550,000	613,129
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		410,000	437,675
			$11,224,765
Business Services – 2.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$465,000	$473,719
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		425,000	434,563
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	325,000	392,903
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	508,822
Fiserv, Inc., 4.4%, 7/01/2049		$226,000	278,471
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		375,000	391,875
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		467,000	497,647
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		640,000	663,200
Nexi S.p.A., 2.125%, 4/30/2029	EUR	430,000	508,812
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		$1,045,000	1,052,832
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)		263,000	265,255
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		598,000	661,559
Paysafe Finance PLC, 4%, 6/15/2029 (z)		575,000	558,319
Switch Ltd., 3.75%, 9/15/2028 (n)		851,000	870,552
Switch Ltd., 4.125%, 6/15/2029 (n)		255,000	262,714
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	760,904
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		530,000	559,813
Visa, Inc., 4.15%, 12/14/2035		465,000	581,397
			$9,723,357
Cable TV – 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$598,000	$618,332
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,845,000	1,955,612
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		555,000	582,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,170,000	1,207,171
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	468,614
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	317,874
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,995,000	2,087,169
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,300,000	1,354,847
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		270,000	270,675
DISH DBS Corp., 7.75%, 7/01/2026		750,000	855,937
DISH DBS Corp., 5.125%, 6/01/2029 (n)		465,000	460,955
Eutelsat S.A., 2.25%, 7/13/2027	EUR	400,000	525,916
Eutelsat S.A., 1.5%, 10/13/2028		400,000	503,424
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$470,000	257,325
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(z)		310,000	173,600
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		795,000	848,257
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	224,950
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)		685,000	701,269
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		895,000	923,349
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,410,000	1,544,162
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,263,600
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	238,551
Videotron Ltd., 5.375%, 6/15/2024 (n)		135,000	148,825
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,450,000	1,511,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 3.625%, 6/15/2029 (n)	$276,000	$282,900
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,220,000	1,253,550
		$20,581,239
Chemicals – 1.6%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$400,000	$406,000
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	357,000	376,189
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	560,000	550,900
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	605,000	614,105
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	874,000	891,724
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	605,000	600,463
Ingevity Corp., 3.875%, 11/01/2028 (n)	856,000	856,000
LYB International Finance III, LLC, 4.2%, 5/01/2050	384,000	454,994
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	558,000	571,392
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	600,000	625,500
		$5,947,267
Computer Software – 1.2%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$515,000	$518,677
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	880,000	917,400
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	287,000	337,710
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	287,000	334,524
Microsoft Corp., 2.525%, 6/01/2050	529,000	528,733
Microsoft Corp., 2.675%, 6/01/2060	61,000	61,507
Microsoft Corp., 3.041%, 3/17/2062	293,000	320,876
PTC, Inc., 3.625%, 2/15/2025 (n)	515,000	529,163
PTC, Inc., 4%, 2/15/2028 (n)	580,000	599,575
VeriSign, Inc., 4.75%, 7/15/2027	405,000	430,042
		$4,578,207
Computer Software - Systems – 1.1%
Apple, Inc., 4.5%, 2/23/2036	$263,000	$338,714
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	440,000	426,800
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,455,000	1,655,062
Fair Isaac Corp., 4%, 6/15/2028 (n)	56,000	58,503
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,050,000	1,111,267
Twilio, Inc., 3.625%, 3/15/2029	525,000	537,485
		$4,127,831
Conglomerates – 2.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$920,000	$966,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	220,000	225,500
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,007,000	1,032,336
Carrier Global Corp., 3.577%, 4/05/2050	342,000	380,399
EnerSys, 5%, 4/30/2023 (n)	500,000	521,875
EnerSys, 4.375%, 12/15/2027 (n)	395,000	412,775
Gates Global LLC, 6.25%, 1/15/2026 (n)	585,000	607,511
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	485,000	539,005
Griffon Corp., 5.75%, 3/01/2028	815,000	857,478
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	805,000	842,441
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	705,000	756,112
TriMas Corp., 4.125%, 4/15/2029 (n)	1,623,000	1,647,345
		$8,788,777
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)	$520,000	$547,950
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	230,000	239,163
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	645,000	668,413
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	870,000	891,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – continued
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		$395,000	$444,869
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		385,000	418,688
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		659,000	681,518
			$3,892,351
Consumer Products – 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)		$550,000	$552,750
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		770,000	775,274
JAB Holdings B.V., 1%, 7/14/2031	EUR	400,000	480,822
JAB Holdings B.V., 2.25%, 12/19/2039		300,000	388,525
Mattel, Inc., 3.375%, 4/01/2026 (n)		$570,000	592,914
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	374,918
Mattel, Inc., 5.45%, 11/01/2041		220,000	259,050
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	691,844
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		285,000	281,794
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	431,077
			$4,828,968
Consumer Services – 2.6%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	100,000	$140,201
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	241,395
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		450,000	493,245
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	400,500
ANGI Group LLC, 3.875%, 8/15/2028 (n)		775,000	774,031
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		650,000	671,015
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	121,893
Garda World Security Corp., 4.625%, 2/15/2027 (n)		$230,000	230,856
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,167,000	1,168,459
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		501,000	546,090
Match Group, Inc., 5%, 12/15/2027 (n)		675,000	709,135
Match Group, Inc., 4.625%, 6/01/2028 (n)		890,000	933,387
Match Group, Inc., 4.125%, 8/01/2030 (n)		270,000	282,488
Realogy Group LLC, 9.375%, 4/01/2027 (n)		525,000	580,781
Realogy Group LLC, 5.75%, 1/15/2029 (n)		215,000	225,481
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,052,000	853,862
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,037,000	1,038,296
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		440,000	460,350
			$9,871,465
Containers – 1.9%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$420,000	$443,058
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		375,000	375,469
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		665,000	665,831
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	959,832
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		927,000	966,397
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		900,000	965,610
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		240,000	248,400
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		405,000	410,152
Greif, Inc., 6.5%, 3/01/2027 (n)		620,000	652,550
Reynolds Group, 4%, 10/15/2027 (n)		840,000	838,950
Silgan Holdings, Inc., 4.75%, 3/15/2025		230,000	233,163
Silgan Holdings, Inc., 4.125%, 2/01/2028		473,000	490,737
			$7,250,149
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$1,040,000	$1,052,272

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$363,000	$402,526
Broadcom, Inc., 4.15%, 11/15/2030		211,000	239,166
Broadcom, Inc., 3.469%, 4/15/2034 (n)		404,000	430,152
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,058
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		404,000	443,895
Entegris, Inc., 4.375%, 4/15/2028 (n)		285,000	299,250
Entegris, Inc., 3.625%, 5/01/2029 (n)		787,000	806,675
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	300,000	389,960
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$710,000	790,706
Sensata Technologies B.V., 5%, 10/01/2025 (n)		655,000	731,144
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		625,000	668,750
Synaptics, Inc., 4%, 6/15/2029 (n)		680,000	689,425
			$6,054,707
Emerging Market Quasi-Sovereign – 8.2%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,226,949
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,203,217	1,402,349
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	993,309
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		964,000	1,033,532
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		1,050,000	1,054,433
China Development Bank, 3.45%, 9/20/2029	CNY	8,970,000	1,402,928
Emirates Development Bank PJSC, 1.639%, 6/15/2026		$800,000	804,677
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	445,480
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	848,835
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,147,967
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,165,932
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,458,326
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	435,000	513,696
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		$492,000	548,580
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	676,213
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	727,219
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	1,040,620
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	532,892
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,147,518
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	540,000	639,358
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$660,000	672,276
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	887,653
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	457,810
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	379,272
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	960,229
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	985,500
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	403,294
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	1,197,717
Qatar Petroleum, 2.25%, 7/12/2031		544,000	550,393
Qatar Petroleum, 3.125%, 7/12/2041		355,000	368,089
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	573,139
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,620,674
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,700,247
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,429,280
			$30,996,386
Emerging Market Sovereign – 10.2%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,136,459
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,226,666
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,092,000
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	2,254,128
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	1,037,031
Federative Republic of Brazil, 10%, 1/01/2023	BRL	13,499,000	2,660,821
Government of Ukraine, 7.75%, 9/01/2023		$1,061,000	1,136,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Government of Ukraine, 7.253%, 3/15/2033 (n)		$1,729,000	$1,782,419
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		824,000	958,698
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	912,575
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	435,411
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,000,000	930,395
Republic of Angola, 8.25%, 5/09/2028		$491,000	515,550
Republic of Argentina, 1.125%, 7/09/2035		1,047,289	337,761
Republic of Chile, 3.1%, 1/22/2061		1,272,000	1,222,761
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	938,620
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	591,790
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	946,448
Republic of Hungary, 7.625%, 3/29/2041		488,000	821,007
Republic of Kenya, 8%, 5/22/2032 (n)		1,346,000	1,519,984
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,247,786
Republic of Philippines, 1.2%, 4/28/2033	EUR	363,000	431,194
Republic of Romania, 2%, 12/08/2026 (n)		1,011,000	1,289,246
Republic of Romania, 1.75%, 7/13/2030 (n)		342,000	405,900
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,457,521
Republic of Romania, 2.625%, 12/02/2040 (n)		158,000	183,376
Republic of Sri Lanka, 6.125%, 6/03/2025		$668,000	424,180
Republic of Turkey, 4.75%, 1/26/2026		521,000	514,529
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,138,780
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,119,712
Russian Federation, 4.375%, 3/21/2029		400,000	453,552
State of Qatar, 4%, 3/14/2029 (n)		533,000	614,949
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,826,671
State of Qatar, 4.4%, 4/16/2050		203,000	250,301
Sultanate of Oman, 6%, 8/01/2029		750,000	798,071
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,480,024
United Mexican States, 2.659%, 5/24/2031		1,021,000	1,004,174
United Mexican States, 4.75%, 4/27/2032		736,000	844,531
United Mexican States, 3.771%, 5/24/2061		753,000	700,290
			$38,642,003
Energy - Independent – 3.5%
Apache Corp., 4.375%, 10/15/2028		$700,000	$741,601
Apache Corp., 4.75%, 4/15/2043		365,000	375,038
Callon Petroleum Co., 8%, 8/01/2028 (n)		290,000	272,429
CNX Resources Corp., 6%, 1/15/2029 (n)		615,000	652,066
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		575,000	600,789
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		380,000	379,878
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	864,781
EQT Corp., 5%, 1/15/2029		591,000	668,244
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,381,470
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	499,041
Occidental Petroleum Corp., 5.875%, 9/01/2025		795,000	881,369
Occidental Petroleum Corp., 5.5%, 12/01/2025		585,000	643,500
Occidental Petroleum Corp., 6.45%, 9/15/2036		620,000	748,572
Occidental Petroleum Corp., 6.6%, 3/15/2046		860,000	1,057,933
Range Resources Corp., 8.25%, 1/15/2029 (n)		380,000	420,736
SM Energy Co., 6.5%, 7/15/2028		260,000	258,918
Southwestern Energy Co., 6.45%, 1/23/2025		330,800	362,200
Southwestern Energy Co., 7.5%, 4/01/2026		506,000	533,734
Southwestern Energy Co., 7.75%, 10/01/2027		140,000	150,150
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	457,870
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,112,125
			$13,062,444

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	199,000	$229,621
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	351,178
Eni S.p.A., 0.375%, 6/14/2028	EUR	260,000	313,822
Eni S.p.A., 4.25%, 5/09/2029 (n)		$379,000	437,532
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	137,000	171,048
Galp Energia SGPS S.A., 2%, 1/15/2026		700,000	879,154
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		200,000	250,494
			$2,632,849
Entertainment – 2.1%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)		$230,000	$205,275
Boyne USA, Inc., 4.75%, 5/15/2029 (n)		805,000	830,156
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		1,155,000	1,219,969
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		545,000	553,856
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		390,000	397,800
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029		390,000	396,209
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		802,000	835,082
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)		375,000	375,915
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		450,000	456,750
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		300,000	285,375
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		325,000	327,438
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		755,000	712,911
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		830,000	846,351
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		475,000	477,375
			$7,920,462
Financial Institutions – 4.5%
Adler Group S.A., 2.25%, 4/27/2027	EUR	500,000	$568,894
Adler Group S.A., 2.25%, 1/14/2029		400,000	449,249
ADO Properties S.A., 3.25%, 8/05/2025		600,000	721,763
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,230,000	1,320,790
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	350,000	407,721
Atrium Finance Issuer B.V., 2.625%, 9/05/2027		200,000	258,608
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$401,388	327,131
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		490,000	529,579
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	705,064
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	399,183
Canary Wharf Group, 3.375%, 4/23/2028	GBP	433,000	611,208
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		$805,000	832,169
CTP B.V., 2.125%, 10/01/2025	EUR	809,000	1,023,523
CTP B.V., 0.75%, 2/18/2027		200,000	237,959
CTP N.V., 1.25%, 6/21/2029		310,000	371,019
Encore Capital Group, Inc., 4.25%, 6/01/2028	GBP	154,000	213,525
EXOR N.V., 0.875%, 1/19/2031	EUR	275,000	330,024
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$695,000	713,244
GE Capital International Funding Co., 3.373%, 11/15/2025		683,000	749,548
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,613,509	1,621,577
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		955,000	946,262
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	175,000	205,440
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$730,000	761,025
OneMain Finance Corp., 6.875%, 3/15/2025		395,000	448,058
OneMain Finance Corp., 8.875%, 6/01/2025		359,000	394,893
OneMain Finance Corp., 7.125%, 3/15/2026		395,000	465,112
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2070	EUR	200,000	239,665
Tritax EuroBox PLC, 0.95%, 6/02/2026		132,000	157,869
VGP Group LLC, 1.5%, 4/08/2029		300,000	357,733

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Vonovia SE, 1.5%, 6/14/2041	EUR	400,000	$498,833
			$16,866,668
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$252,348
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	464,933
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,304,000	1,375,916
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	539,733
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		900,000	937,075
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	362,128
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	690,392
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	396,305
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		1,000,000	1,006,810
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,135,000	1,242,836
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		455,000	507,894
JDE Peet's N.V., 0.5%, 1/16/2029	EUR	280,000	334,711
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$1,115,000	1,284,758
Performance Food Group Co., 5.5%, 10/15/2027 (n)		760,000	791,672
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		550,000	578,875
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		550,000	560,312
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		540,000	540,000
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	786,488
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		825,000	841,500
			$13,494,686
Gaming & Lodging – 4.5%
Boyd Gaming Corp., 4.75%, 12/01/2027		$695,000	$720,194
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		280,000	289,689
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		790,000	796,443
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		605,000	633,272
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		442,000	464,653
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		610,000	670,805
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		855,000	864,200
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,122,000	1,119,195
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,040,000	1,083,181
Marriott International, Inc., 2.85%, 4/15/2031		282,000	288,812
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		455,000	457,844
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	383,875
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		245,000	246,838
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		675,000	717,187
MGM Growth Properties LLC, 5.75%, 2/01/2027		275,000	307,313
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		529,000	541,638
MGM Resorts International, 6.75%, 5/01/2025		670,000	711,037
MGM Resorts International, 5.5%, 4/15/2027		495,000	537,916
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		490,000	483,115
Scientific Games Corp., 8.25%, 3/15/2026 (n)		395,000	419,198
Scientific Games International, Inc., 7%, 5/15/2028 (n)		470,000	506,425
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		485,000	504,536
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		790,000	812,712
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	324,406
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$1,038,000	1,072,970
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	408,825
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	1,131,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		565,000	587,430
			$17,085,309

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	$428,677
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	500,000	585,711
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	1,007,620
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		685,000	693,563
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	954,220
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		822,000	846,660
			$4,516,451
Insurance – 0.6%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	185,000	$252,465
Assicurazioni Generali S.p.A., 1.713%, 6/30/2032		300,000	360,204
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	458,779
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	292,000	457,523
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	200,000	253,845
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		300,000	382,117
			$2,164,933
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$509,000	$653,478
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$950,000	$991,563
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		800,000	816,000
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		475,000	471,537
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	194,106
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		$430,000	435,375
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		499,000	579,411
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		215,000	227,900
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		526,000	586,009
Progressive Corp., 4.125%, 4/15/2047		283,000	356,781
Willis North America, Inc., 3.875%, 9/15/2049		405,000	461,385
			$5,120,067
International Market Quasi-Sovereign – 0.7%
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070	EUR	600,000	$741,999
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	637,029
Electricite de France S.A., 2.625% to 6/1/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 6/01/2170	EUR	400,000	485,242
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024		370,000	445,483
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		200,000	239,338
			$2,549,091
International Market Sovereign – 0.6%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	2,451,000	$1,679,682
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	239,597
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	302,050
			$2,221,329
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$238,764
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$429,530
Province of British Columbia, 2.95%, 6/18/2050		315,000	276,110
			$705,640

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$508,000	$521,271
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	551,000	650,355
Terex Corp., 5%, 5/15/2029 (n)		$690,000	715,013
			$1,886,639
Major Banks – 4.5%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$563,000	$556,250
Banco de Sabadell S.A., 0.875% to 6/16/2027, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 6/16/2028	EUR	300,000	353,075
Banco de Sabadell S.A., 2%, 1/17/2030		600,000	704,063
Banco de Sabadell S.A., 2.5%, 4/15/2031		500,000	595,998
Bank of America Corp., 3.5%, 4/19/2026		$904,000	998,302
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	330,000	397,080
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$721,000	752,384
Bank of Ireland PLC, 0.375% to 5/10/2026, FLR (GBP Government Yield - 5yr. + 0.77%) to 5/10/2027	EUR	250,000	297,461
Bankinter S.A., 1.25% to 12/23/2027, FLR (EUR Swap Rate - 5yr. + 1.45%) to 12/23/2032		300,000	360,128
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031		230,000	276,142
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		300,000	371,875
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	698,545
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	400,000	495,406
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	261,141
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		400,000	411,716
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032		506,000	514,824
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		645,000	665,942
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	451,521
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,228,455
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	370,308
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		926,000	940,213
Morgan Stanley, 3.125%, 7/27/2026		982,000	1,068,197
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		902,000	915,538
NatWest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	370,000	518,351
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	490,000	585,753
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$585,000	670,043
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)		550,000	566,500
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027	EUR	610,000	776,002
UniCredit S.p.A., 0.8% to 7/05/2028, FLR (EURIBOR - 3mo. + 0.9%) to 7/05/2029		225,000	272,021
			$17,073,234
Medical & Health Technology & Services – 4.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$228,024
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		992,000	1,044,080
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		420,000	456,057
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	121,972
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,058,000	1,036,840
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		954,000	979,042
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		505,000	529,538
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		120,000	132,721
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		765,000	774,968
DaVita, Inc., 4.625%, 6/01/2030 (n)		475,000	491,031
DaVita, Inc., 3.75%, 2/15/2031 (n)		477,000	462,580
Encompass Health Corp., 5.75%, 9/15/2025		235,000	241,169
Encompass Health Corp., 4.625%, 4/01/2031		435,000	473,128
HCA, Inc., 5.875%, 2/15/2026		830,000	964,875
HCA, Inc., 5.25%, 6/15/2026		471,000	548,736
HCA, Inc., 5.625%, 9/01/2028		160,000	192,400
HCA, Inc., 5.875%, 2/01/2029		275,000	336,188
HCA, Inc., 3.5%, 9/01/2030		1,055,000	1,145,677
HCA, Inc., 5.125%, 6/15/2039		287,000	365,866
HealthSouth Corp., 5.125%, 3/15/2023		274,000	275,370
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		465,000	483,600

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		$835,000	$857,962
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,165,000	1,214,512
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		281,000	351,543
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		115,000	115,288
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)		190,000	189,050
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		406,000	426,341
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		750,000	721,550
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		400,000	587,036
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		470,000	499,445
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		1,010,000	1,002,425
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		375,000	390,000
			$17,639,014
Medical Equipment – 0.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$910,000	$949,303
Teleflex, Inc., 4.625%, 11/15/2027		885,000	933,418
			$1,882,721
Metals & Mining – 3.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$459,071
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		790,000	841,119
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		805,000	781,373
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		675,000	722,034
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	208,720
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		463,000	501,776
First Quantum Minerals Ltd., 6.875%, 10/15/2027		600,000	650,250
Freeport-McMoRan, Inc., 5%, 9/01/2027		530,000	559,304
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		380,000	402,325
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		605,000	667,654
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		465,000	481,146
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		557,000	571,621
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		740,000	749,272
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,042,000	1,087,827
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		295,000	306,800
Novelis Corp., 5.875%, 9/30/2026 (n)		1,015,000	1,053,235
Novelis Corp., 3.25%, 11/15/2026 (n)		281,000	285,215
Novelis Corp., 4.75%, 1/30/2030 (n)		400,000	425,924
Novelis Corp., 3.875%, 8/15/2031 (n)		338,000	341,802
Petra Diamonds US$ Treasury PLC, 10.5%, (0% cash or 10.5% PIK) 3/08/2026 (n)(p)		232,048	234,368
			$11,330,836
Midstream – 4.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$457,000	$508,413
Cheniere Energy Partners LP, 4.5%, 10/01/2029		310,000	334,413
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		660,000	698,148
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		543,000	556,901
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		908,000	942,050
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	487,378
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		$487,000	515,343
Enterprise Products Partners LP, 3.125%, 7/31/2029		328,000	357,424
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		176,000	191,678
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		170,000	190,825
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,305,000	1,412,662
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		325,000	328,910
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		527,000	521,799
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024		180,000	178,650
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		636,500	626,953
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		55,000	56,708
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		530,000	575,548

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
MPLX LP, 4.5%, 4/15/2038		$371,000	$426,717
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		835,000	861,094
Peru LNG, 5.375%, 3/22/2030		1,047,000	806,190
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		436,000	467,741
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	332,216
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	453,678
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	592,937
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		955,000	1,072,556
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		525,000	567,656
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		505,000	515,731
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		505,000	522,902
Western Midstream Operating LP, 5.3%, 2/01/2030		440,000	493,915
Western Midstream Operation LP, 4.65%, 7/01/2026		220,000	235,829
Western Midstream Operation LP, 5.5%, 8/15/2048		180,000	200,700
			$16,033,665
Municipals – 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$50,000	$51,637
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		565,000	579,232
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	684,204
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		526,000	687,518
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	239,230
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		215,000	220,375
State of Florida, “A”, 2.154%, 7/01/2030		691,000	716,108
			$3,178,304
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$629,954
NiSource, Inc., 2.95%, 9/01/2029		$426,000	457,316
			$1,087,270
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	435,000	$529,476
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	680,843
			$1,210,319
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$499,000	$515,814
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		670,000	681,832
Verizon Communications, Inc., 2.1%, 3/22/2028		273,000	280,684
Verizon Communications, Inc., 4%, 3/22/2050		292,000	341,685
			$1,820,015
Oil Services – 0.5%
Halliburton Co., 5%, 11/15/2045		$291,000	$355,842
MV24 Capital B.V., 6.748%, 6/01/2034		933,770	1,012,319
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		370,000	387,560
			$1,755,721
Oils – 0.8%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$985,000	$591,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		415,000	216,713
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,338,000
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	424,614
Valero Energy Corp., 3.4%, 9/15/2026		341,000	370,383
			$2,940,710

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.4%
Alpha Bank, 4.25%, 2/13/2030	EUR	740,000	$854,036
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,131,437
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	650,000	754,916
Banque Fédérative du Crédit Mutuel, 0.625%, 11/03/2028		400,000	483,565
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	139,735
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	300,000	368,697
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$652,000	723,367
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	350,000	414,519
Macquarie Group Ltd., 0.95%, 5/21/2031		650,000	788,351
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$441,000	442,323
Stichting AK Rabobank Certificaten, 2.187%, 3/29/2071	EUR	600,000	984,165
UBS AG, 5.125%, 5/15/2024		$981,000	1,079,747
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	525,000	814,184
			$8,979,042
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$840,000	$865,011
NCR Corp., 5.125%, 4/15/2029 (n)		405,000	421,540
			$1,286,551
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,518,000	$1,549,309
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,285,000	1,225,569
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		415,000	392,154
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		540,000	536,625
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		380,000	377,625
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		785,000	818,190
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		540,000	553,721
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		510,000	525,300
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		405,000	413,100
			$6,391,593
Pollution Control – 0.5%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$225,000	$230,906
GFL Environmental, Inc., 4%, 8/01/2028 (n)		380,000	375,530
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		435,000	436,379
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		220,000	227,403
Stericycle, Inc., 3.875%, 1/15/2029 (n)		775,000	785,656
			$2,055,874
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$570,000	$585,675
Taseko Mines Ltd., 7%, 2/15/2026 (n)		380,000	391,043
			$976,718
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$808,500
Informa PLC, 3.125%, 7/05/2026	GBP	400,000	593,128
Informa PLC, 1.25%, 4/22/2028	EUR	375,000	458,675
Mav Acquisition Corp., 8%, 8/01/2029 (n)		$280,000	274,006
			$2,134,309
Railroad & Shipping – 0.4%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	666,000	$815,338
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$685,000	732,374
			$1,547,712

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$391,000	$404,557
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	402,360
			$806,917
Real Estate - Other – 0.9%
EPR Properties, REIT, 4.5%, 6/01/2027		$505,000	$537,825
EPR Properties, REIT, 4.95%, 4/15/2028		110,000	119,007
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		645,000	688,538
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	525,537
Sun Communities, Inc., 2.7%, 7/15/2031		243,000	248,815
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		756,000	772,160
XHR LP, REIT, 4.875%, 6/01/2029 (n)		665,000	679,590
			$3,571,472
Real Estate - Retail – 0.7%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$473,000	$538,781
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	352,000	425,137
Regency Centers Corp., 3.7%, 6/15/2030		$645,000	728,274
STORE Capital Corp., 2.75%, 11/18/2030		855,000	879,804
			$2,571,996
Retailers – 1.1%
Best Buy Co., Inc., 1.95%, 10/01/2030		$365,000	$359,666
Home Depot, Inc., 2.125%, 9/15/2026		700,000	739,324
Home Depot, Inc., 4.875%, 2/15/2044		248,000	335,425
Kohl's Corp., 3.375%, 5/01/2031		428,000	448,743
L Brands, Inc., 5.25%, 2/01/2028		1,260,000	1,417,305
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	469,061
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		230,000	230,313
			$3,999,837
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$657,000	$687,577
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$804,000	$825,427
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)		385,000	398,475
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)		455,000	472,062
Nordstrom, Inc., 4.25%, 8/01/2031		348,000	366,084
Penske Automotive Group Co., 3.75%, 6/15/2029		982,000	995,502
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	259,575
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	274,068
			$3,591,193
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$71,000	$72,459
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		875,000	925,750
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	565,600
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	361,376
			$1,925,185
Supranational – 0.5%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$338,554
West African Development Bank, 4.7%, 10/22/2031		$463,000	502,355
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	874,510
West African Development Bank, 2.75%, 1/22/2033	EUR	307,000	383,559
			$2,098,978

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 3.4%
Altice France S.A., 8.125%, 2/01/2027 (n)		$650,000	$703,794
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	205,000
Altice France S.A., 6%, 2/15/2028 (n)		885,000	872,831
Altice France S.A., 5.125%, 7/15/2029 (n)		820,000	826,076
American Tower Corp., REIT, 3.8%, 8/15/2029		353,000	397,543
Crown Castle International Corp., 3.7%, 6/15/2026		314,000	348,165
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	416,000
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		614,700	644,261
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	416,000
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	365,858
SBA Communications Corp., 3.875%, 2/15/2027		655,000	675,469
SBA Communications Corp., 3.125%, 2/01/2029 (n)		790,000	775,857
Sprint Capital Corp., 6.875%, 11/15/2028		1,045,000	1,348,165
Sprint Corp., 7.125%, 6/15/2024		290,000	333,428
Sprint Corp., 7.625%, 3/01/2026		1,280,000	1,563,507
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	945,000
T-Mobile USA, Inc., 2.625%, 2/15/2029		803,000	803,165
T-Mobile USA, Inc., 3.5%, 4/15/2031		335,000	351,350
Vodafone Group PLC, 3.25% to 9/4/2026, FLR (CMT - 5yr. + 2.447%) to 9/4/2031, FLR (CMT - 5yr. + 2.697%) to 9/4/2046, FLR (CMT - 5yr. + 3.447%) to 6/04/2081		978,000	994,118
			$12,985,587
Telephone Services – 0.3%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$240,880
Iliad S.A., 1.875%, 2/11/2028		300,000	347,240
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	671,374
			$1,259,494
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	249,000	$349,951
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$370,000	393,588
Vector Group Ltd., 5.75%, 2/01/2029 (n)		430,000	436,450
			$1,179,989
Transportation - Services – 0.8%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$837,000	$851,291
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		175,000	265,767
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	650,000	748,285
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		$1,212,000	1,265,037
			$3,130,380
U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$408,200	$438,911
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		2,400,000	2,651,250
			$3,090,161
Utilities - Electric Power – 5.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,739,487
Calpine Corp., 4.5%, 2/15/2028 (n)		690,000	710,700
Calpine Corp., 5.125%, 3/15/2028 (n)		875,000	885,938
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	365,700
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,040,000	1,040,000
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	476,000	575,276
Duke Energy Corp., 2.55%, 6/15/2031		$739,000	764,296
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		392,000	436,131
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	410,000	495,949
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$271,000	345,229
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	425,000	532,957

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	$577,000
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	475,000	561,349
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,120,538
Evergy, Inc., 2.9%, 9/15/2029		418,000	449,323
FirstEnergy Corp., 2.65%, 3/01/2030		641,000	653,051
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		349,000	365,249
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	932,750
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	588,060
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		107,000	112,618
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	840,450
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		278,000	292,303
ReNew Power Private Ltd., 5.875%, 3/05/2027		632,000	662,037
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		277,000	282,469
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		761,675	862,597
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		460,000	472,650
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,015,000	1,096,200
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		350,000	368,375
Transelec S.A., 4.25%, 1/14/2025 (n)		1,135,000	1,233,597
Virginia Electric & Power Co., 3.5%, 3/15/2027		507,000	567,445
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	379,175
			$20,308,899
Total Bonds			$465,063,228
Common Stocks – 1.6%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		127,848	$413,921
Energy - Independent – 0.0%
Frontera Energy Corp. (a)		20,290	$124,637
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$132,938
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)		3,575,762	$80,022
Special Products & Services – 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF		58,000	$5,094,720
Total Common Stocks			$5,846,238
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.6%, 9/18/2026		$131,137	$129,798
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.593%, 4/15/2027		$149,720	$147,708
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.897%, 6/01/2024		$175,664	$173,505
Element Solutions, Inc., Term Loan B1, 2.092%, 1/31/2026		149,340	148,481
			$321,986
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.842%, 4/16/2025		$149,237	$146,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$130,286	$128,983
Total Floating Rate Loans		$875,343
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	332	$4
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	332	3
Total Warrants				$7

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.03% (v)	2,142,215	$2,142,215

Other Assets, Less Liabilities – (25.4)%		(95,883,248)
Net Assets – 100.0%		$378,043,783
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,142,215 and $471,784,816, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $255,789,375, representing 67.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025	2/12/20-3/11/20	$282,968	$173,600
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.009% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	571,500	582,581
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	575,000	558,319
Total Restricted Securities			$1,314,500
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange

Portfolio of Investments (unaudited) – continued
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,990,843	USD	1,590,223	JPMorgan Chase Bank N.A.	10/08/2021	$5,499
CZK	20,211,000	USD	931,908	Deutsche Bank AG	10/08/2021	7,328
EUR	1,694,635	USD	2,008,741	Deutsche Bank AG	10/08/2021	4,149
EUR	590,000	USD	698,056	HSBC Bank	10/08/2021	2,746
GBP	444,269	USD	612,405	Citibank N.A.	10/08/2021	5,230
GBP	143,000	USD	198,246	JPMorgan Chase Bank N.A.	10/08/2021	556
HUF	222,803,000	USD	732,230	Deutsche Bank AG	10/08/2021	3,539
JPY	95,749,000	USD	870,462	Citibank N.A.	10/08/2021	2,780
USD	1,646,906	AUD	2,202,653	HSBC Bank	10/08/2021	29,986
USD	793,674	AUD	1,072,387	State Street Bank Corp.	10/08/2021	6,459
USD	1,093,799	BRL	5,602,000	Citibank N.A.	8/03/2021	18,198
USD	1,877,922	BRL	9,617,966	Goldman Sachs International	8/03/2021	31,243
USD	1,864,670	BRL	9,617,966	Goldman Sachs International	10/04/2021	33,007
USD	10,972,828	EUR	9,002,755	Barclays Bank PLC	8/12/2021	291,462
						$442,182
Liability Derivatives
BRL	5,602,000	USD	1,125,688	Citibank N.A.	8/03/2021	$(50,087)
BRL	9,617,966	USD	1,880,162	Goldman Sachs International	8/03/2021	(33,483)
BRL	15,219,967	USD	2,971,721	JPMorgan Chase Bank N.A.	8/03/2021	(49,441)
MXN	37,650,000	USD	1,878,325	Merrill Lynch International	10/08/2021	(3,879)
NOK	16,157,000	USD	1,848,096	HSBC Bank	10/08/2021	(19,131)
NZD	5,212,000	USD	3,663,072	Citibank N.A.	10/08/2021	(33,053)
PLN	2,861,000	USD	746,033	HSBC Bank	10/08/2021	(3,241)
SGD	54,000	USD	39,902	Goldman Sachs International	10/08/2021	(51)
USD	2,895,622	BRL	15,219,966	JPMorgan Chase Bank N.A.	8/03/2021	(26,659)
USD	1,886,803	CAD	2,377,000	Morgan Stanley Capital Services, Inc.	10/08/2021	(18,434)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	5,382	CHF	4,919	Citibank N.A.	10/08/2021	$(57)
USD	236,104	EUR	199,394	Deutsche Bank AG	10/08/2021	(736)
USD	40,256,624	EUR	33,969,844	JPMorgan Chase Bank N.A.	10/08/2021	(92,804)
USD	237,572	EUR	200,288	Morgan Stanley Capital Services, Inc.	10/08/2021	(330)
USD	3,778,003	EUR	3,195,000	State Street Bank Corp.	10/08/2021	(17,023)
USD	7,423,335	GBP	5,366,403	Goldman Sachs International	10/08/2021	(37,187)
USD	136,822	GBP	99,384	HSBC Bank	10/08/2021	(1,345)
USD	39,397	MXN	793,044	Citibank N.A.	10/08/2021	(85)
USD	1,872,486	SEK	16,135,000	JPMorgan Chase Bank N.A.	10/08/2021	(2,805)
						$(389,831)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	99	$15,896,502	September – 2021	$159,479
U.S. Treasury Bond	Long	USD	108	17,789,625	September – 2021	865,198
U.S. Treasury Note 5 yr	Long	USD	21	2,613,352	September – 2021	12,231
U.S. Treasury Ultra Bond	Long	USD	34	6,784,062	September – 2021	328,967
						$1,365,875
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	115	$13,643,115	September – 2021	$(243,916)
Euro-Bund 10 yr	Short	EUR	121	25,344,184	September – 2021	(735,195)
Euro-Buxl 30 yr	Short	EUR	3	765,273	September – 2021	(47,981)
U.S. Treasury Note 10 yr	Short	USD	559	75,159,297	September – 2021	(1,299,333)
U.S. Treasury Ultra Note 10 yr	Short	USD	134	20,133,500	September – 2021	(656,889)
						$(2,983,314)
At July 31, 2021, the fund had cash collateral of $560,000 and other liquid securities with an aggregate value of $1,474,761 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,094,720	$7	$132,938	$5,227,665
Mexico	—	413,921	—	413,921
Canada	124,637	—	—	124,637
United Kingdom	80,022	—	—	80,022
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,090,161	—	3,090,161
Non - U.S. Sovereign Debt	—	76,507,787	—	76,507,787
Municipal Bonds	—	3,178,304	—	3,178,304
U.S. Corporate Bonds	—	251,718,361	—	251,718,361
Commercial Mortgage-Backed Securities	—	7,363,640	—	7,363,640
Asset-Backed Securities (including CDOs)	—	7,769,059	—	7,769,059
Foreign Bonds	—	115,435,916	—	115,435,916
Floating Rate Loans	—	875,343	—	875,343
Mutual Funds	2,142,215	—	—	2,142,215
Total	$7,441,594	$466,352,499	$132,938	$473,927,031
Other Financial Instruments
Futures Contracts – Assets	$1,365,875	$—	$—	$1,365,875
Futures Contracts – Liabilities	(2,983,314)	—	—	(2,983,314)
Forward Foreign Currency Exchange Contracts – Assets	—	442,182	—	442,182
Forward Foreign Currency Exchange Contracts – Liabilities	—	(389,831)	—	(389,831)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/20	$146,911
Change in unrealized appreciation or depreciation	(13,973)
Balance as of 7/31/21	$132,938
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2021 is $(13,973). At July 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,181,652	$252,079,248	$259,118,686	$194	$(193)	$2,142,215
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,135	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.